Document and Entity Information	0 Months Ended
Jul. 25, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jul. 25, 2014
Registrant Name	MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Central Index Key	0000882381
Amendment Flag	false
Document Creation Date	Jul. 25, 2014
Document Effective Date	Jul. 25, 2014
Prospectus Date	Feb. 28, 2014
Global Fixed Income Opportunities Fund | A
Risk/Return:
Trading Symbol	DINAX
Global Fixed Income Opportunities Fund | B
Risk/Return:
Trading Symbol	DINBX
Global Fixed Income Opportunities Fund | L
Risk/Return:
Trading Symbol	DINCX
Global Fixed Income Opportunities Fund | I
Risk/Return:
Trading Symbol	DINDX